NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
NET INCOME PER SHARE
Schedule of profit attributable to owners

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Basic net income per share calculation Numerator:
Net income for the year attributable to the Company:	340,046	575,196	228,753
Less: Accretion of Series A Shares	177	—	—
Less: Accretion of Series B-1 Shares	368	—	—
Less: Accretion of Series B-2 Shares	4,049	—	—
Less: Deemed dividend to preferred shareholders	209,752	—	—
Less: Undistributed earnings allocated to Series A preferred shareholders	4,521	—	—
Less: Undistributed earnings allocated to Series B-1 preferred shareholders	126	—	—
Less: Undistributed earnings allocated to Series B-2 preferred shareholders	1,319	—	—
Less: Undistributed earnings allocated to participating nonvested restricted shares	6,244	2,450	—
Net income attributed to ordinary shareholders for computing net income per ordinary shares—basic	113,490	572,746	228,753
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares – basic	211,873,704	243,648,186	248,470,684
Net income per ordinary share attributable to ordinary shareholders—basic	0.54	2.35	0.92
Diluted net income per share calculation
Net income attributable to ordinary shareholders for computing net income per ordinary shares—basic	113,490	572,746	228,753
Add: adjustments to undistributed earnings to participating securities	648	117	—
Net income attributed to ordinary shareholders for computing net income per ordinary shares—dilute	114,138	572,863	228,753
Denominator:
Weighted average ordinary shares basic outstanding	211,873,704	243,648,186	248,470,684
Effect of potentially diluted stock options, restricted stocks and RSUs	13,160,946	12,310,986	11,881,310
Weighted average ordinary shares outstanding used in computing net income per ordinary shares—dilute	225,034,650	255,959,172	260,351,994
Net income per ordinary share attributable to ordinary shareholders—diluted	0.51	2.24	0.88

Schedule of shares excluded from calculation of net income per share

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Shares issuable upon exercise of share options, restricted stocks and RSUs	705,407	294,352	89,165
Shares issuable upon vesting of nonvested restricted shares	11,657,620	1,042,234	—